Average Annual Total Returns - SFT International Bond Fund	May 01, 2021
Class 2
Average Annual Return:
1 Year	(6.36%)
5 Years	0.09%
10 Years	1.26%
Class 1
Average Annual Return:
1 Year	(6.12%)
5 Years	0.34%
10 Years	1.52%
Inception Date	Feb. 11, 2008